Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,338,726.65

Principal:
Principal Collections	$28,437,939.49
Prepayments in Full	$20,894,072.90
Liquidation Proceeds	$377,517.12
Recoveries	$32,804.20
Sub Total	$49,742,333.71
Collections	$54,081,060.36

Purchase Amounts:
Purchase Amounts Related to Principal	$150,866.14
Purchase Amounts Related to Interest	$1,186.89
Sub Total	$152,053.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,233,113.39

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,233,113.39
Servicing Fee	$1,046,020.82	$1,046,020.82	$0.00	$0.00	$53,187,092.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,187,092.57
Interest - Class A-2 Notes	$191,948.11	$191,948.11	$0.00	$0.00	$52,995,144.46
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$52,682,501.96
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$52,535,463.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,535,463.46
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$52,467,989.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,467,989.71
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$52,418,003.88
Third Priority Principal Payment	$17,240,227.36	$17,240,227.36	$0.00	$0.00	$35,177,776.52
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$35,114,636.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,114,636.52
Regular Principal Payment	$41,416,395.70	$35,114,636.52	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,233,113.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$17,240,227.36
Regular Principal Payment					$35,114,636.52
Total					$52,354,863.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$52,354,863.88	$96.97	$191,948.11	$0.36	$52,546,811.99	$97.33
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$52,354,863.88	$32.52	$832,228.69	$0.52	$53,187,092.57	$33.04

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$479,870,266.66	0.8888132	$427,515,402.78	0.7918418
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,202,040,266.66	0.7465764	$1,149,685,402.78	0.7140593

Pool Information
Weighted Average APR	4.076%	4.060%
Weighted Average Remaining Term	50.00	49.15
Number of Receivables Outstanding	59,454	57,885
Pool Balance	$1,255,224,979.71	$1,205,158,816.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,201,179,037.93	$1,153,230,039.30
Pool Factor	0.7624997	0.7320865

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$18,077,382.25
Yield Supplement Overcollateralization Amount	$51,928,777.69
Targeted Overcollateralization Amount	$61,775,173.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,473,414.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		142	$205,767.07
(Recoveries)		9	$32,804.20
Net Losses for Current Collection Period			$172,962.87
Cumulative Net Losses Last Collection Period			$715,336.52
Cumulative Net Losses for all Collection Periods			$888,299.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.17%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.88%	470	$10,640,126.95
61-90 Days Delinquent	0.09%	47	$1,094,208.91
91-120 Days Delinquent	0.03%	13	$400,504.20
Over 120 Days Delinquent	0.00%	3	$56,493.65
Total Delinquent Receivables	1.01%	533	$12,191,333.71

Repossession Inventory:
Repossessed in the Current Collection Period		35	$1,004,426.46
Total Repossessed Inventory		43	$1,224,948.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1792%
Preceding Collection Period			0.2184%
Current Collection Period			0.1687%
Three Month Average			0.1888%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0606%
Preceding Collection Period			0.1026%
Current Collection Period			0.1088%
Three Month Average			0.0907%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer